September 13, 2002



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Evergreen Equity Trust (the "Trust")
         Post-Effective Amendment No. 46 to Registration Statement No. 333-37453/811-08413

Ladies and Gentlemen:

     Pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "Act"), enclosed is a revised version of the Prospectus and Statement of Additional Information contained in the Trust's Post-Effective Amendment No. 46 to Registration Statement No. 333-37453/811-08413) filed on September 11, 2002. Revised text has been marked with revision tags.

         If you have any questions or would like further information, please call me at (617) 210-3648.



                                             Very truly yours,

                                             /s/ Stephanie Thistlewood

                                             Stephanie Thistlewood